Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2012		December 31, 2011
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	179,462	179,462	179,934	179,934
Contingent consideration	Level 3	(10,690)	(10,690)	(10,894)	(10,894)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(313,733)	(313,733)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	(201)	(201)	2,677	2,677
Foreign currency forward contracts	Level 2	(534)	(534)	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	6,930	6,930	19,000	19,000
Vessels and equipment	Level 2	—	—	42,848	42,848

Other:
Long-term debt (note 5)	Level 2	(1,995,441)	(1,873,427)	(2,029,076)	(1,901,079)

Changes in fair value during the three and six months ended June 30, 2012 and 2011, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	$	$	$	$
Fair value at beginning of period	(10,348)	—	(10,894)	—
Unrealized gains (loss) included in Other income—net	(342)	—	204	—

Fair value at end of period	(10,690)	—	(10,690)	—

The estimated fair value of the Partnership’s contingent consideration liability is based in part upon the Partnership’s projection of incremental revenue secured during the period from September 1, 2011 to October 1, 2013, primarily the number of new ship days, the daily rate for those new ship days, pursuant to new contracts, and the change in rate on existing ship days. The estimated fair value of the consideration liability as of June 30, 2012 is based upon new ship days of 566 days (787 days – December 31, 2011) at an average daily hire rate of $57,820 ($53,043 – December 31, 2011) and an increase in the daily rate of $15,000 for 497 existing ship days. In developing and evaluating these estimates, the Partnership has used actual number of new ship days and corresponding daily hire rate for the period subsequent to September 30, 2011, but prior to the date of valuation, forecasts for future periods and probabilities of such results, as well as the minimum (zero) and maximum ($12.0 million) payout amount as provided for in the contingent consideration formula. A different number of days, average daily hire rates, and probability of achieving these days and average daily hire rate, would result in a higher or lower fair value liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	41,177	50,306